SHARE CAPITAL - Disclosure of detailed information about issued common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	153,144,174	147,744,174
Equity	$ 21,567,516	$ 41,191,702	$ 38,334,824	$ 30,878,302
Cost of issuance	$ (30,795)	$ (109,693)	$ (422,780)
Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	153,144,174	147,744,174	135,099,174	112,224,174
Equity	$ 100,184,783	$ 98,916,239	$ 94,480,512	$ 85,147,700
Cost of issuance	$ (24,771)	$ (94,518)	$ (422,780)
Issued Capital [Member] | February 2, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,930,000
Equity			$ 753,183
Issued Capital [Member] | February 3, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			6,070,000
Equity			$ 2,374,281
Issued Capital [Member] | February 12, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			3,500,000
Equity			$ 1,376,725
Issued Capital [Member] | March 8, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,050,000
Equity			$ 173,012
Cost of issuance			$ (941,195)
Issued Capital [Member] | June 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			600,000
Equity			$ 363,600
Transfer from contributed surplus			$ 66,083
Issued Capital [Member] | July 19, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,401,426
Equity			$ 768,808
Issued Capital [Member] | July 22, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			125,000
Equity			$ 69,624
Issued Capital [Member] | July 23, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			6,323,574
Equity			$ 3,519,954
Cost of issuance			$ (480,970)
Issued Capital [Member] | October 4, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			75,000
Equity			$ 51,827
Issued Capital [Member] | December 1, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,500,000
Equity			$ 880,538
Issued Capital [Member] | December 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			300,000
Equity			$ 174,060
Transfer from contributed surplus			206,765
Cost of issuance			$ (23,481)
Issued Capital [Member] | February 28, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		5,650,000
Equity		$ 2,046,620
Cost of issuance		$ (47,036)
Issued Capital [Member] | March 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		75,000
Equity		$ 51,045
Issued Capital [Member] | June 8, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		700,000
Equity		$ 243,348
Issued Capital [Member] | June 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		6,050,000
Equity		$ 2,103,225
Cost of issuance		$ (47,482)
Issued Capital [Member] | August 25, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		85,000
Equity		$ 39,423
Issued Capital [Member] | September 20, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		85,000
Equity		$ 38,214
Transfer from contributed surplus		$ 8,369
Issued Capital [Member] | April 4, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	400,000
Equity	$ 97,074
Issued Capital [Member] | April 5, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	1,535,000
Equity	$ 366,151
Issued Capital [Member] | April 14, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	95,000
Equity	$ 24,387
Issued Capital [Member] | May 5, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	3,370,000
Equity	$ 805,703
Cost of issuance	$ (24,771)